Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Share-based Payment Arrangement [Abstract]
Options Outstanding Shares, Beginning Balance	7,363,125	7,626,093
Options Granted, Shares	2,550,000	300,000
Options Exercised, Shares	(440,000)
Options Cancelled, Shares	(40,250)	(562,968)
Options Outstanding Shares, Ending Balance	9,432,875	7,363,125
Weighted- Average Exercise Price Outstanding, Beginning Balance	$ 1.04	$ 1.09
Weighted- Average Exercise Price Granted	0.58	0.52
Weighted- Average Exercise Price Exercised	0.82
Weighted- Average Exercise Price Cancelled	11.41	1.47
Weighted- Average Exercise Price Outstanding, Ending Balance	$ 0.88	$ 1.04
Aggregate Intrinsic Value Outstanding, Beginning Balance
Aggregate Intrinsic Value Outstanding, Granted	4,300
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 5,255,000